INCOME TAXES, Unrecognized Tax Benefits (FY) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES [Abstract]
Balance at January 1		$ 316	$ 290	$ 243
Additions for tax positions related to the current year		30	27	54
Additions for tax positions of prior years		14	3	17
Reductions for tax positions of prior years		(19)	(4)	(20)
Settlements		(175)	0	(4)
Balance at December 31		166	316	290
Gross interest expense related to unrecognized tax benefits		8	8	4
Total accrued interest balance at December 31		25	$ 33	24
Unrecognized Tax Benefits [Abstract]
Non-cash gain recognized	$ (166)			(20)
Pre-tax interest adjustment	$ (16)			$ (2)
Minimum [Member]
Unrecognized Tax Benefits [Abstract]
Increase in unrecognized tax benefits over next 12 months		14
Maximum [Member]
Unrecognized Tax Benefits [Abstract]
Increase in unrecognized tax benefits over next 12 months		$ 18